EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - Equity-Settled Share-Based Payment Arrangement shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 shares year	Jun. 30, 2019 shares
Equity Settled Escrowed Stock Plan [Member]
Disclosure of classes of share capital [line items]
Option life, share options granted	7.5
Expected volatility, share options granted	17.00%
Liquidity Discount	25.00%
Expected dividend as percentage, share options granted	2.00%
Risk free interest rate, share options granted	1.40%
Management Share Option Plan
Disclosure of classes of share capital [line items]
Option life, share options granted	7.5
Expected volatility, share options granted	17.00%
Liquidity Discount	25.00%
Expected dividend as percentage, share options granted	2.00%
Risk free interest rate, share options granted	1.40%
Number of share options granted in share-based payment arrangement | shares	3.3	3.8